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                            UNITED STATES SECURITIES
                            AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     /_/ is a restatement.
                                      /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Silver Lake Group, L.L.C.
Address:      2775 Sand Hill Road, Suite 100
              Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Alan K. Austin
Title:          Managing Director
Phone:          (650) 233-8149

Signature, Place, and Date of Signing:

/s/ Alan K. Austin               Menlo Park, CA          February 9, 2011
--------------------             --------------          ----------------
[Signature]                    [City, State]               [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned
"Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/x/     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
/ /     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ /     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $2,237,014 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name

1.     028-12356              Silver Lake Technology Associates, L.L.C.
2.     028-12358              Silver Lake Technology Management, L.L.C.
3.     028-13516              Silver Lake Technology Associates II, L.L.C.
4.     028-14019              Silver Lake Technology Associates II Cayman, L.P.
5.     028-14020              Silver Lake Technology Associates Sumeru, L.P.

                           FORM 13F INFORMATION TABLE
                           Silver Lake Group, L.L.C.
                       FOR QUARTER ENDED - DECEMBER 31, 2010

                                                                                         Investment
Name of Issuer         Title of Class        CUSIP         Value    Shrs or   SH/  Pvt/  Discre- Other    Voting Authority
                                                           (x $100) prn amt   PRN  Call  tion    Managers Sole   Shared     None
--------------         --------------        -----         -------  -------   ---  ---- -------  -------- ----  -------     ----
AVAGO TECHNOLOGIES LTD      SHS              Y0486S104  $1,232,372 43,378,091  SH       OTHER     4          43,378,091
CHEMTURA CORP               COM NEW          163893209        $602     37,661  SH       OTHER     2              37,661
GENERAL MTRS CO             JR PFD CNV SRB   37045V209     $15,151    280,000  SH       OTHER     2             280,000
LYONDELL BASELL
  INDUSTRIES                COM              N53745100      17,241    501,197 SHS-A     OTHER     2             501,197
NASDAQ OMX GROUP INC        COM              631103108    $250,105 10,539,614  SH       OTHER     1, 3       10,539,614
NXP SEMICONDUCTORS N V      COM              N6596X109    $402,878 19,248,819  SH       OTHER     4          19,248,819
SPANSION INC                COM CL A         84649R200    $235,931 11,397,629  SH       OTHER     2,5        11,397,629
SPREADTRUM
  COMMUNICATIONS INC        ADR              849415203     $33,584  1,828,210  SH       OTHER     ---         1,828,210
TERREMARK WORLDWIDE INC     COM              881448203     $16,128  1,245,407  SH       OTHER     ---         1,245,407
HUTCHINSON TECHNOLOGY INC   NOTE 3.250% 1/1  448407AF3      $7,957 11,109,000  PRN      OTHER     2          11,109,000
POWERWAVE TECHNOLOGIES INC  COM              739363109     $16,384  6,450,212  SH       OTHER     2           6,450,212
POWERWAVE TECHNOLOGIES INC  NOTE 3.875% 10/0 739363AF6      $8,681  9,865,000  PRN      OTHER     2           9,865,000